UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05396

CREDIT SUISSE MID-CAP CORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2009 to July 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Mid-Cap Core Fund

Schedule of Investments

July 31, 2009 (unaudited)

	Number of Shares	Value
COMMON STOCKS (100.2%)
Aerospace & Defense (0.2%)
Alliant Techsystems, Inc.*	800	$62,976
Axsys Technologies, Inc.*	500	26,835
BE Aerospace, Inc.*	2,800	45,248
		135,059
Airlines (0.7%)
Airtran Holdings, Inc.*	36,000	260,640
Alaska Air Group, Inc.*	9,800	225,988
JetBlue Airways Corp.*	22,900	117,019
		603,647
Auto Components (0.8%)
BorgWarner, Inc.	6,300	209,097
Cooper Tire & Rubber Co.	14,900	219,924
Drew Industries, Inc.*	1,000	19,190
Gentex Corp.	11,900	178,143
Tenneco, Inc.*	5,100	82,467
		708,821
Automobiles (0.3%)
Thor Industries, Inc.	9,800	234,318

Beverages (0.2%)
Hansen Natural Corp.*	4,700	145,747
PepsiAmericas, Inc.	2,400	64,272
		210,019
Biotechnology (0.4%)
Facet Biotech Corp.*	18,260	161,053
OSI Pharmaceuticals, Inc.*	1,100	37,169
United Therapeutics Corp.*	1,400	129,668
Vertex Pharmaceuticals, Inc.*	1,400	50,414
		378,304
Building Products (0.2%)
Ameron International Corp.	200	14,904
Griffon Corp.*	800	7,712
Lennox International, Inc.	4,000	139,400
		162,016
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	1,100	72,622
Apollo Investment Corp.	16,200	115,344
Eaton Vance Corp.	2,100	60,102
Evercore Partners, Inc. Class A	565	11,114
Jefferies Group, Inc.*	3,600	82,296
Raymond James Financial, Inc.	7,400	151,848
SEI Investments Co.	3,400	64,260
Waddell & Reed Financial, Inc. Class A	25,490	723,151
		1,280,737
Chemicals (3.9%)
Airgas, Inc.	1,600	71,328
Albemarle Corp.	1,600	47,536
Ashland, Inc.	6,000	198,840
Cabot Corp.	29,600	541,680
Chemtura Corp.	29,700	12,325
Cytec Industries, Inc.	6,949	174,420
FMC Corp.	2,400	116,736
LSB Industries, Inc.*	1,000	17,760
Lubrizol Corp.	10,100	585,093
Minerals Technologies, Inc.	4,000	173,880

	Number of Shares	Value
COMMON STOCKS
Chemicals
NL Industries, Inc.	700	$4,781
Olin Corp.	3,400	46,886
RPM International, Inc.	2,900	46,284
Sensient Technologies Corp.	3,200	80,608
Terra Industries, Inc.	22,900	667,764
The Scotts Miracle-Gro Co. Class A	8,600	335,830
Valspar Corp.	12,000	303,840
		3,425,591
Commercial Banks (2.4%)
1st Source Corp.	300	4,953
Associated Banc-Corp.	11,210	121,516
Bancorpsouth, Inc.	6,400	144,000
Bank of Hawaii Corp.	3,100	118,947
City National Corp.	1,600	63,104
Commerce Bancshares, Inc.	3,795	139,125
Cullen/Frost Bankers, Inc.	1,800	86,454
FirstMerit Corp.	11,572	216,165
Fulton Financial Corp.	32,500	219,700
International Bancshares Corp.	12,500	164,750
SVB Financial Group*	1,500	52,875
Synovus Financial Corp.	32,600	114,426
TCF Financial Corp.	1,900	26,866
The Colonial BancGroup, Inc.*	20,400	12,444
Trustmark Corp.	7,800	155,220
Valley National Bancorp	11,775	149,778
Webster Financial Corp.	100	1,131
Westamerica BanCorporation	4,900	256,074
Wilmington Trust Corp.	6,044	69,446
		2,116,974
Commercial Services & Supplies (1.1%)
Clean Harbors, Inc.*	1,500	78,255
Copart, Inc.*	1,700	60,027
Corrections Corp. of America*	2,645	45,652
Courier Corp.	200	3,308
Deluxe Corp.	6,300	98,595
Herman Miller, Inc.	1,200	19,932
HNI Corp.	900	20,052
Interface, Inc. Class A	3,900	27,066
Mine Safety Appliances Co.	9,900	278,091
Rollins, Inc.	9,900	181,467
Standard Parking Corp.*	20	338
The Brink’s Co.	4,300	116,745
Waste Connections, Inc.*	1,800	50,778
		980,306
Communications Equipment (1.6%)
3Com Corp.*	42,400	159,848
Acme Packet, Inc.*	300	3,012
ADC Telecommunications, Inc.*	1,400	10,192
ADTRAN, Inc.	8,300	200,528
Avocent Corp.*	6,100	94,611
CommScope, Inc.*	3,800	97,280
EchoStar Corp. Class A*	300	4,422
F5 Networks, Inc.*	2,400	89,088
Palm, Inc.*	3,800	59,774
Polycom, Inc.*	30,100	714,875
Unity Wireless Corp.*	712,201	1,496
		1,435,126
Computers & Peripherals (0.4%)
Avid Technology, Inc.*	2,000	24,500
Diebold, Inc.	1,900	52,668

	Number of Shares	Value
COMMON STOCKS
Computers & Peripherals
NCR Corp.*	5,700	$73,758
Sun Microsystems, Inc.*	23,800	218,246
		369,172
Construction & Engineering (3.6%)
Aecom Technology Corp.*	8,000	259,200
Dycom Industries, Inc.*	4,100	52,193
Granite Construction, Inc.	23,800	806,344
KBR, Inc.	5,900	125,021
The Shaw Group, Inc.*	49,100	1,445,504
URS Corp.*	9,700	490,820
		3,179,082
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	800	68,856

Consumer Finance (0.0%)
AmeriCredit Corp.*	1,800	28,242

Containers & Packaging (0.7%)
Aptargroup, Inc.	2,600	90,792
Greif, Inc. Class A	1,300	66,729
Packaging Corp. of America	3,500	68,845
Sonoco Products Co.	3,500	92,680
Temple-Inland, Inc.	17,500	274,050
		593,096
Distributors (0.1%)
LKQ Corp.*	4,600	82,524

Diversified Consumer Services (3.1%)
Brink’s Home Security Holdings, Inc.*	4,700	140,154
Career Education Corp.*	32,500	744,900
Corinthian Colleges, Inc.*	53,600	827,584
ITT Educational Services, Inc.*	5,300	515,955
Matthews International Corp. Class A	2,100	65,646
Regis Corp.	13,900	189,874
Service Corp. International	2,700	17,064
Sotheby’s	1,100	16,577
Strayer Education, Inc.	800	169,904
		2,687,658
Diversified Telecommunication Services (0.1%)
Cbeyond, Inc.*	400	5,608
Cincinnati Bell, Inc.*	24,600	76,998
Cogent Communications Group, Inc.*	600	4,974
General Communication, Inc. Class A*	900	6,165
		93,745
Electric Utilities (1.1%)
Cleco Corp.	2,800	66,332
DPL, Inc.	5,200	124,540
Great Plains Energy, Inc.	9,900	157,707
Hawaiian Electric Industries, Inc.	27,557	492,444
IDACORP, Inc.	1,800	49,896
NV Energy, Inc.	2,100	24,150
Westar Energy, Inc.	2,500	49,175
		964,244
Electrical Equipment (1.2%)
AMETEK, Inc.	1,800	58,248
Roper Industries, Inc.	1,800	86,076
SunPower Corp. Class B*	1,042	28,447
Thomas & Betts Corp.*	29,700	791,208

	Number of Shares	Value
COMMON STOCKS
Electrical Equipment
Woodward Governor Co.	3,500	$68,740
		1,032,719
Electronic Equipment, Instruments & Components (4.2%)
Arrow Electronics, Inc.*	13,700	353,049
Avnet, Inc.*	49,600	1,210,240
Brightpoint, Inc.*	6,800	40,392
Ingram Micro, Inc. Class A*	86,500	1,454,930
Itron, Inc.*	900	46,953
KEMET Corp.*	10,700	7,811
National Instruments Corp.	2,400	60,528
Tech Data Corp.*	2,800	97,804
Trimble Navigation, Ltd.*	9,000	213,390
Vishay Intertechnology, Inc.*	28,900	205,479
		3,690,576
Energy Equipment & Services (3.9%)
Complete Production Services, Inc.*	4,000	33,040
Exterran Holdings, Inc.*	2,800	48,692
Helix Energy Solutions Group, Inc.*	1,500	15,735
Helmerich & Payne, Inc.	2,000	68,720
Oceaneering International, Inc.*	20,800	1,059,136
Patterson-UTI Energy, Inc.	4,800	66,288
Pride International, Inc.*	8,100	203,067
Superior Energy Services, Inc.*	2,800	46,452
Tidewater, Inc.	37,000	1,665,000
Unit Corp.*	4,400	139,436
Willbros Group, Inc.*	4,100	56,539
		3,402,105
Food & Staples Retailing (0.1%)
BJ’s Wholesale Club, Inc.*	1,500	50,025
Ruddick Corp.	3,200	75,200
Susser Holdings Corp.*	300	3,531
		128,756
Food Products (0.9%)
Chiquita Brands International, Inc.*	7,000	85,750
Corn Products International, Inc.	1,900	53,200
Flowers Foods, Inc.	1,900	44,897
Lancaster Colony Corp.	9,036	411,499
Ralcorp Holdings, Inc.*	800	50,808
Smithfield Foods, Inc.*	3,100	42,005
Tootsie Roll Industries, Inc.	5,700	137,655
		825,814
Gas Utilities (1.1%)
AGL Resources, Inc.	1,600	53,792
Energen Corp.	1,934	79,913
National Fuel Gas Co.	1,700	68,986
ONEOK, Inc.	1,200	39,720
UGI Corp.	24,500	647,780
WGL Holdings, Inc.	1,600	52,992
		943,183
Health Care Equipment & Supplies (3.4%)
Beckman Coulter, Inc.	1,600	100,784
Edwards Lifesciences Corp.*	1,300	85,033
Gen-Probe, Inc.*	2,100	77,952
Greatbatch, Inc.*	2,800	61,712
Hill-Rom Holdings, Inc.	7,200	123,408
Hologic, Inc.*	3,800	55,822
IDEXX Laboratories, Inc.*	1,600	79,712
Immucor, Inc.*	13,400	223,244

	Number of Shares	Value
COMMON STOCKS
Health Care Equipment & Supplies
Kinetic Concepts, Inc.*	4,300	$135,966
Masimo Corp.*	3,400	83,130
ResMed, Inc.*	22,000	902,000
STERIS Corp.	7,300	204,984
Teleflex, Inc.	1,500	71,940
Thoratec Corp.*	31,500	791,910
		2,997,597
Health Care Providers & Services (3.3%)
Community Health Systems, Inc.*	31,200	883,584
Cross Country Healthcare, Inc.*	55	459
Health Management Associates, Inc. Class A*	27,000	162,810
Health Net, Inc.*	2,400	32,472
Henry Schein, Inc.*	1,400	71,932
Kindred Healthcare, Inc.*	8,422	118,245
LifePoint Hospitals, Inc.*	3,700	102,342
Lincare Holdings, Inc.*	21,882	572,871
Molina Healthcare, Inc.*	900	20,295
Omnicare, Inc.	22,000	525,140
Owens & Minor, Inc.	1,300	57,590
Psychiatric Solutions, Inc.*	5,800	156,716
Universal Health Services, Inc. Class B	2,100	116,781
VCA Antech, Inc.*	3,800	97,204
		2,918,441
Health Care Technology (0.2%)
Cerner Corp.*	3,100	201,748

Hotels, Restaurants & Leisure (3.6%)
Bob Evans Farms, Inc.	2,100	60,942
Boyd Gaming Corp.*	1,100	10,109
Brinker International, Inc.	30,100	500,864
Chipotle Mexican Grill, Inc. Class A*	1,200	112,596
DineEquity, Inc.	1,200	29,652
Gaylord Entertainment Co.*	3,700	52,799
International Speedway Corp. Class A	1,800	46,026
Life Time Fitness, Inc.*	900	22,905
Marcus Corp.	300	3,792
Panera Bread Co. Class A*	21,500	1,181,640
Pinnacle Entertainment, Inc.*	1,400	14,042
Scientific Games Corp. Class A*	1,100	19,822
The Cheesecake Factory, Inc.*	9,500	184,015
Wendy’s/Arby’s Group, Inc. Class A	45,600	208,848
WMS Industries, Inc.*	18,000	650,880
		3,098,932
Household Durables (0.9%)
American Greetings Corp. Class A	3,000	47,310
Blyth, Inc.	100	4,243
M.D.C. Holdings, Inc.	900	31,716
Mohawk Industries, Inc.*	1,400	72,212
NVR, Inc.*	300	180,345
Ryland Group, Inc.	1,000	19,970
Toll Brothers, Inc.*	1,600	31,296
Tupperware Brands Corp.	11,000	374,770
		761,862
Household Products (0.2%)
Central Garden & Pet Co.*	2,400	29,424
Church & Dwight Co., Inc.	800	47,184
Energizer Holdings, Inc.*	1,100	70,466
		147,074

	Number of Shares	Value
COMMON STOCKS
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.*	1,600	$43,536

Industrial Conglomerates (0.2%)
Carlisle Cos., Inc.	6,300	197,379
Tredegar Corp.	900	13,176
		210,555
Insurance (8.0%)
Ambac Financial Group, Inc.	9,000	6,750
American Equity Investment Life Holding Co.	2,000	14,480
American Financial Group, Inc.	17,350	423,167
Arthur J. Gallagher & Co.	54,800	1,254,920
Brown & Brown, Inc.	2,800	53,704
Everest Re Group, Ltd.	7,000	561,540
Fidelity National Financial, Inc. Class A	5,200	74,620
First American Corp.	39,500	1,167,225
HCC Insurance Holdings, Inc.	66,500	1,669,150
Horace Mann Educators Corp.	4,481	50,859
Mercury General Corp.	1,600	56,112
Old Republic International Corp.	5,800	59,972
Protective Life Corp.	19,300	288,535
Reinsurance Group of America, Inc.	2,400	99,600
StanCorp Financial Group, Inc.	23,086	794,620
The Hanover Insurance Group, Inc.	1,949	76,615
Unitrin, Inc.	18,164	239,583
W.R. Berkley Corp.	3,900	90,597
		6,982,049
Internet & Catalog Retail (1.5%)
NetFlix, Inc.*	20,600	905,164
priceline.com, Inc.*	3,200	414,784
		1,319,948
Internet Software & Services (0.5%)
Digital River, Inc.*	4,200	148,470
Valueclick, Inc.*	28,600	328,900
		477,370
IT Services (3.3%)
Acxiom Corp.	13,000	125,450
Alliance Data Systems Corp.*	6,200	316,200
Broadridge Financial Solutions, Inc.	59,312	1,024,318
DST Systems, Inc.*	2,600	115,258
Gartner, Inc.*	3,600	61,560
Global Cash Access Holdings, Inc.*	11,817	106,353
Global Payments, Inc.	1,400	59,220
Hewitt Associates, Inc. Class A*	7,800	233,454
Lender Processing Services, Inc.	2,900	99,122
ManTech International Corp. Class A*	2,100	111,930
Metavante Technologies, Inc.*	1,000	30,800
NeuStar, Inc. Class A*	5,000	113,400
SAIC, Inc.*	20,600	372,654
SRA International, Inc. Class A*	3,000	59,100
VeriFone Holdings, Inc.*	2,200	19,822
		2,848,641
Leisure Equipment & Products (0.1%)
Callaway Golf Co.	6,700	42,679
Smith & Wesson Holding Corp.*	6,600	39,996
		82,675
Life Sciences Tools & Services (1.6%)
Affymetrix, Inc.*	4,000	35,360
Bio-Rad Laboratories, Inc. Class A*	4,600	356,224

	Number of Shares	Value
COMMON STOCKS
Life Sciences Tools & Services
Charles River Laboratories International, Inc.*	2,100	$69,447
Covance, Inc.*	1,200	66,180
Mettler-Toledo International, Inc.*	1,700	142,902
Pharmaceutical Product Development, Inc.	21,600	448,632
Techne Corp.	1,300	82,966
Varian, Inc.*	3,200	162,432
		1,364,143
Machinery (3.8%)
AGCO Corp.*	1,100	34,606
American Railcar Industries, Inc.	600	4,974
Badger Meter, Inc.	400	14,740
Bucyrus International, Inc.	5,200	153,296
Crane Co.	26,600	564,452
Donaldson Co., Inc.	1,500	57,015
Federal Signal Corp.	8,713	77,197
Graco, Inc.	3,200	79,168
Harsco Corp.	7,955	218,842
IDEX Corp.	2,100	57,288
Joy Global, Inc.	8,200	304,876
Kennametal, Inc.	2,400	51,168
Lincoln Electric Holdings, Inc.	3,000	127,140
Nordson Corp.	2,900	130,210
Oshkosh Corp.	7,280	199,836
Pentair, Inc.	2,600	71,032
Robbins & Myers, Inc.	2,500	52,325
Sauer-Danfoss, Inc.	500	2,625
SPX Corp.	2,700	142,614
Tennant Co.	1,100	24,134
Terex Corp.*	3,200	48,576
Timken Co.	20,700	421,866
Trinity Industries, Inc.	27,900	389,484
Wabtec Corp.	1,600	53,840
		3,281,304
Marine (0.0%)
Alexander & Baldwin, Inc.	1,000	29,220

Media (1.1%)
DreamWorks Animation SKG, Inc. Class A*	2,600	81,926
Harte-Hanks, Inc.	3,829	41,430
Lamar Advertising Co. Class A*	2,000	42,080
Lee Enterprises, Inc.	3,000	4,230
Marvel Entertainment, Inc.*	19,500	771,420
Outdoor Channel Holdings, Inc.*	600	4,548
Scholastic Corp.	900	20,295
Valassis Communications, Inc.*	1,400	15,946
		981,875
Metals & Mining (2.2%)
AMCOL International Corp.	600	11,286
Carpenter Technology Corp.	100	1,869
Century Aluminum Co.*	12,500	104,750
Cliffs Natural Resources, Inc.	26,600	728,574
Commercial Metals Co.	5,100	84,354
Reliance Steel & Aluminum Co.	1,700	57,307
Steel Dynamics, Inc.	3,200	52,352
Stillwater Mining Co.*	6,100	40,809
Worthington Industries, Inc.	60,746	803,062
		1,884,363
Multi-Utilities (1.2%)
Alliant Energy Corp.	3,400	88,944
Black Hills Corp.	6,300	163,863

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities
MDU Resources Group, Inc.	16,900	$340,197
NSTAR	6,200	199,020
OGE Energy Corp.	2,200	66,220
PNM Resources, Inc.	12,700	154,940
Vectren Corp.	2,191	53,811
		1,066,995
Multiline Retail (0.4%)
99 Cents Only Stores*	16,200	237,330
Dollar Tree, Inc.*	1,500	69,180
Saks, Inc.*	15,700	80,384
		386,894
Office Electronics (0.1%)
Zebra Technologies Corp. Class A*	2,000	48,880

Oil, Gas & Consumable Fuels (2.9%)
Arch Coal, Inc.	4,600	80,086
Atlas Pipeline Partners LP	6,919	50,301
ATP Oil & Gas Corp.*	7,900	61,225
Bill Barrett Corp.*	7,521	237,589
Cimarex Energy Co.	1,700	60,826
Comstock Resources, Inc.*	11,800	454,300
Encore Acquisition Co.*	2,500	89,000
Forest Oil Corp.*	2,700	45,495
Frontier Oil Corp.	8,000	111,200
James River Coal Co.*	19,100	354,687
Mariner Energy, Inc.*	19,200	230,208
McMoRan Exploration Co.*	3,000	19,080
Newfield Exploration Co.*	5,200	204,516
Overseas Shipholding Group, Inc.	2,000	68,700
Patriot Coal Corp.*	7,000	58,590
Petroleum Development Corp.*	2,200	37,048
Plains Exploration & Production Co.*	1,600	45,840
Quicksilver Resources, Inc.*	1,800	20,628
Rex Energy Corp.*	1,000	5,920
Rosetta Resources, Inc.*	2,100	21,777
Southern Union Co.	4,100	79,458
Stone Energy Corp.*	600	6,516
USEC, Inc.*	53,000	205,110
VAALCO Energy, Inc.	19	84
		2,548,184
Paper & Forest Products (0.1%)
Glatfelter	1,000	10,350
Louisiana-Pacific Corp.*	10,400	43,888
Schweitzer-Mauduit International, Inc.	94	3,074
Wausau Paper Corp.	500	4,700
		62,012
Personal Products (0.2%)
Alberto-Culver Co.	3,100	79,422
NBTY, Inc.*	1,600	57,920
Revlon, Inc. Class A*	600	3,636
		140,978
Pharmaceuticals (2.8%)
Endo Pharmaceuticals Holdings, Inc.*	12,003	252,183
Medicis Pharmaceutical Corp. Class A	900	15,408
Perrigo Co.	1,100	29,854
Sepracor, Inc.*	80,800	1,401,880
The Medicines Co.*	1,900	15,409

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals
Valeant Pharmaceuticals International*	26,884	$693,607
		2,408,341
Professional Services (1.4%)
FTI Consulting, Inc.*	2,900	157,847
Kelly Services, Inc. Class A	3,100	36,456
Manpower, Inc.	11,000	527,450
MPS Group, Inc.*	1,400	12,110
Navigant Consulting, Inc.*	4,600	54,740
Watson Wyatt Worldwide, Inc. Class A	12,253	457,527
		1,246,130
Real Estate Investment Trusts (5.4%)
Alexandria Real Estate Equities, Inc.	7,700	293,447
AMB Property Corp.	13,900	275,359
Apartment Investment & Management Co. Class A	16	150
BRE Properties, Inc.	5,600	132,888
Camden Property Trust	6,900	203,619
Corporate Office Properties Trust	6,400	217,024
Cousins Properties, Inc.	7,326	63,150
Duke Realty Corp.	24,500	232,505
Equity One, Inc.	4,200	63,210
Essex Property Trust, Inc.	2,400	156,024
Federal Realty Investment Trust	5,000	285,250
Highwoods Properties, Inc.	6,100	156,221
Hospitality Properties Trust	12,500	197,375
Liberty Property Trust	9,200	255,484
Mack-Cali Realty Corp.	8,500	237,235
Nationwide Health Properties, Inc.	10,900	316,318
OMEGA Healthcare Investors, Inc.	9,000	150,390
Potlatch Corp.	4,000	118,280
Rayonier, Inc.	7,400	288,526
Realty Income Corp.	9,300	219,294
Regency Centers Corp.	6,700	214,936
SL Green Realty Corp.	6,500	167,570
The Macerich Co.	8,580	168,769
UDR, Inc.	13,412	140,155
Weingarten Realty Investors	11,400	175,902
		4,729,081
Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	1,700	64,532

Road & Rail (0.6%)
Con-way, Inc.	2,000	91,100
J.B. Hunt Transport Services, Inc.	1,100	30,745
Kansas City Southern*	1,100	22,341
Landstar System, Inc.	2,200	80,696
Werner Enterprises, Inc.	16,000	288,960
		513,842
Semiconductors & Semiconductor Equipment (3.8%)
Atmel Corp.*	53,100	221,427
Cree, Inc.*	15,400	493,724
Fairchild Semiconductor International, Inc.*	8,300	73,289
Integrated Device Technology, Inc.*	52,800	357,456
International Rectifier Corp.*	2,589	42,874
Intersil Corp. Class A	58,600	842,082
Lam Research Corp.*	2,000	60,120
RF Micro Devices, Inc.*	29,400	152,880
Semtech Corp.*	15,801	290,738
Silicon Laboratories, Inc.*	16,400	702,412

	Number of Shares	Value
COMMON STOCKS
Semiconductors & Semiconductor Equipment
Zoran Corp.*	2,900	$33,408
		3,270,410
Software (2.9%)
Advent Software, Inc.*	2,300	83,835
Cadence Design Systems, Inc.*	2,600	15,340
FactSet Research Systems, Inc.	1,900	107,730
Fair Isaac Corp.	2,800	53,732
Jack Henry & Associates, Inc.	6,800	145,996
Netscout Systems, Inc.*	8,100	80,595
Parametric Technology Corp.*	19,800	255,618
Sybase, Inc.*	40,300	1,442,740
Synopsys, Inc.*	16,800	335,664
THQ, Inc.*	3,000	20,130
		2,541,380
Specialty Retail (6.7%)
Aaron’s, Inc.	5,700	156,579
Advance Auto Parts, Inc.	1,300	60,099
Aeropostale, Inc.*	57,300	2,085,720
American Eagle Outfitters, Inc.	3,400	48,926
Asbury Automotive Group, Inc.*	3,700	51,763
Barnes & Noble, Inc.	23,400	538,902
CarMax, Inc.*	1,800	29,034
Chico’s FAS, Inc.*	12,300	141,081
Coldwater Creek, Inc.*	5,400	39,636
Collective Brands, Inc.*	1,100	17,512
Dick’s Sporting Goods, Inc.*	2,700	53,595
Foot Locker, Inc.	47,300	524,084
Group 1 Automotive, Inc.	2,100	61,866
Guess?, Inc.	3,200	93,024
J. Crew Group, Inc.*	900	25,344
Monro Muffler Brake, Inc.	700	18,613
PetSmart, Inc.	60,400	1,351,148
Rent-A-Center, Inc.*	19,700	408,972
Ross Stores, Inc.	1,806	79,627
Stage Stores, Inc.	151	1,884
Urban Outfitters, Inc.*	2,400	57,696
Williams-Sonoma, Inc.	1,200	16,872
		5,861,977
Textiles, Apparel & Luxury Goods (1.5%)
Hanesbrands, Inc.*	5,000	99,500
Phillips-Van Heusen Corp.	2,700	95,526
Steven Madden, Ltd.*	1,100	35,266
The Timberland Co. Class A*	3,800	51,832
The Warnaco Group, Inc.*	25,700	933,681
Under Armour, Inc. Class A*	2,483	60,312
		1,276,117
Thrifts & Mortgage Finance (0.5%)
Astoria Financial Corp.	4,401	42,734
Clifton Savings Bancorp, Inc.	300	3,237
First Niagara Financial Group, Inc.	5,027	66,105
IndyMac Bancorp, Inc.*	100	4
New York Community Bancorp, Inc.	3,300	36,102
NewAlliance Bancshares, Inc.	22,700	278,075
ViewPoint Financial Group	300	3,939
Washington Federal, Inc.	3,127	43,559
		473,755
Tobacco (0.4%)
Universal Corp.	8,100	308,367

	Number of Shares	Value
COMMON STOCKS
Trading Companies & Distributors (0.3%)
Beacon Roofing Supply, Inc.*	6,200	$103,974
GATX Corp.	2,700	68,094
MSC Industrial Direct Co. Class A	1,600	62,784
Rush Enterprises, Inc. Class A*	100	1,310
		236,162
Water Utilities (0.1%)
Aqua America, Inc.	3,700	66,822

Wireless Telecommunication Services (0.9%)
Syniverse Holdings, Inc.*	19,200	336,576
Telephone & Data Systems, Inc.	15,800	406,692
USA Mobility, Inc.	800	10,800
		754,068
TOTAL COMMON STOCKS (Cost $85,025,863)		87,396,950

WARRANTS (0.0%)
Communications Equipment (0.0%)
Unity Wireless Corp., strike price $0.20, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.22, expires 08/17/09*^	79,134	0
Unity Wireless Corp., strike price $0.27, expires 08/17/09*^	79,133	0
Unity Wireless Corp., strike price $0.30, expires 08/17/09*^	79,134	0
TOTAL WARRANTS (Cost $0)		0

	Par (000)
SHORT-TERM INVESTMENT (0.4%)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 08/03/09 (Cost $384,000)	$384	384,000

TOTAL INVESTMENTS AT VALUE (100.6%) (Cost $85,409,863)		87,780,950

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.6%)		(525,555)

NET ASSETS (100.0%)		$87,255,395

*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                 Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$87,396,950	$—	$—	$87,396,950
Warrants	—	—	—	—
Short-Term Investment	—	384,000	—	384,000
Other Financial Instruments*	—	—	—	—
	$87,396,950	$384,000	$—	$87,780,950

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost – At July 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $85,409,863, $11,107,274, $(8,736,187) and $2,371,087, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE MID-CAP CORE FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	September 18, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 18, 2009